UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 7th Floor
           --------------------------------------------------
           New York, NY 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10758
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
           --------------------------------------------------
Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY                    11/14/05
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:       $992,082
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                           Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS IDENTIFIER (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ACTIVISION INC NEW                COM NEW        004930202   32,588 1,593,553           SOLE            1,593,553     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AGILENT TECHNOLOGIES INC          COM            00846U101   45,778 1,397,800           SOLE            1,397,800     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMAZON COM INC                    COM            023135106   36,856   813,600           SOLE              813,600     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMERICA MOVIL S A DE C V          SPON ADR L SHS 02364W105   39,825 1,513,100           SOLE            1,513,100     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMYLIN PHARMACEUTICALS INC        COM            032346108    4,568   131,300           SOLE              131,300     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLERA CORP                      COM CE GEN GRP 038020202   11,595   955,860           SOLE              955,860     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AUTOLIV INC                       COM            052800109   21,485   493,900           SOLE              493,900     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BAXTER INTL INC                   COM            071813109   42,094 1,055,792           SOLE            1,055,792     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BISYS GROUP INC                   COM            055472104   30,154 2,245,300           SOLE            2,245,300     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CENTEX CORP                       COM            152312104   20,285   314,100           SOLE              314,100     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SCHWAB CHARLES CORP NEW           COM            808513105   11,798   817,600           SOLE              817,600     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CLEVELAND CLIFFS INC              COM            185896107   10,636   122,100           SOLE              122,100     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
COMPANHIA VALE DO RIO DOCE        SPONSORED ADR  204412209   11,807   269,200           SOLE              269,200     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DIRECTV GROUP INC                 COM            25459L106   28,612 1,910,007           SOLE            1,910,007     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DOBSON COMMUNICATIONS CORP        CLA            256069105   13,677 1,780,900           SOLE            1,780,900     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DOW JONES & CO INC                COM            260561105    7,944   208,000           SOLE              208,000     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DST SYS INC DEL                   COM            233326107   60,395 1,101,498           SOLE            1,101,498     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
EASTMAN KODAK CO                  COM            277461109    9,489   390,000           SOLE              390,000     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FLOWSERVE CORP                    COM            34354P105   37,491 1,031,400           SOLE            1,031,400     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FOSTER WHEELER LTD                SHS NEW        G36535139    4,493   145,454           SOLE              145,454     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GARTNER INC                       COM            366651107   25,393 2,172,200           SOLE            2,172,200     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HASBRO INC                        COM            418056107   18,502   941,600           SOLE              941,600     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HEALTHSOUTH CORP                  COM            421924101    7,299 1,763,000           SOLE            1,763,000     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
IAC INTERACTIVECORP               COM            44919P300   25,616 1,010,504           SOLE            1,010,504     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
JARDEN CORP                       COM            471109108   21,907   533,399           SOLE              533,399     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LEAP WIRELESS INTL INC            COM NEW        521863308   20,258   575,500           SOLE              575,500     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LIBERTY GLOBAL INC                COM SER C      530555309   19,575   760,200           SOLE              760,200     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MONEYGRAM INTL INC                COM            60935Y109   16,508   760,400           SOLE              760,400     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MORGAN STANLEY                    COM NEW        617446448   22,600   420,100           SOLE              420,100     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NII HLDGS INC                     CL B NEW       62913F201   12,354   146,292           SOLE              146,292     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NINTENDO CO LTD                   ORDINARY INTL  6639550     26,331   225,700           SOLE              225,700     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PALL CORP                         COM            696429307   15,719   571,600           SOLE              571,600     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PEP BOYS MANNY MOE & JACK         COM            713278109   12,657   914,500           SOLE              914,500     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PHARMION CORP                     COM            71715B409    8,997   412,500           SOLE              412,500     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PLANETOUT INC                     COM            727058109    6,010   712,097           SOLE              712,097     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PRICELINE COM INC                 COM NEW        741503403   10,487   542,800           SOLE              542,800     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SEARS HLDGS CORP                  COM            812350106   32,949   264,800           SOLE              264,800     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SHIRE PHARMACEUTICALS GRP PL      SPONSORED ADR  82481R106   39,754 1,074,726           SOLE            1,074,726     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SPRINT NEXTEL CORP                COM FON        852061100   21,597   908,190           SOLE              908,190     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TAKE-TWO INTERACTIVE SOFTWAR      COM            874054109   15,245   690,149           SOLE              690,149     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TREEHOUSE FOODS INC               COM            89469A104   11,341   421,900           SOLE              421,900     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TYCO INTL LTD NEW                 COM            902124106   52,074 1,869,808           SOLE            1,869,808     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNITED STATES STL CORP NEW        COM            912909108   35,163   830,300           SOLE              830,300     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
YAHOO INC                         COM            984332106   17,431   515,100           SOLE              515,100     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
YORK INTL CORP NEW                COM            986670107   14,685   261,900           SOLE              261,900     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------